Commitment and Contingencies (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessels and Equipment
Other Commitments [Line Items]
Vessels and newbuildings	$ 867,721	$ 428,617
Newbuildings
Other Commitments [Line Items]
Vessels and newbuildings	0	132,646	$ 176,145
Asset pledged
Other Commitments [Line Items]
Vessels and newbuildings	867,721	561,263
Asset pledged | Vessels and Equipment
Other Commitments [Line Items]
Vessels and newbuildings	867,721	428,617
Asset pledged | Newbuildings
Other Commitments [Line Items]
Vessels and newbuildings	$ 0	$ 132,646